Subsequent Events (Details) - 1 months ended Apr. 30, 2024 - Subsequent event $ in Millions, ₩ in Billions	USD ($)	KRW (₩)	KRW (₩)
Historical convertible promissory notes notes.
Subsequent Events
Principal amount	$ 0.6
M-Venture Investment, Inc.
Subsequent Events
Term loan outstanding	3.0		₩ 4.0
Principal amount of loan extended maturity date from April 2024 to June 2024	0.7		1.0
M-Venture Investment, Inc. | Term loans
Subsequent Events
Term loan outstanding	4.4		6.0
Repayment of short term loan	1.5	₩ 2.0
Principal amount of loan extended maturity date from April 2024 to July 2024	$ 3.7		₩ 5.0
B. Riley Principal Capital II, LLC
Subsequent Events
Period for issuance of stock	24 months	24 months
Common stock purchase agreement | B. Riley Principal Capital II, LLC
Subsequent Events
Maximum aggregate amount of stock issuance	$ 50.0